Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	101,410,422	105,740,648
Ordinary shares, shares outstanding	101,410,422	105,740,648